Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Tall Maple Systems, Inc. [Member] USD ($)	Ensighta Security, Inc. [Member] USD ($)	Secure DNA [Member] USD ($)	Mandiant, Inc. [Member] USD ($)	Conversion of preferred stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Tall Maple Systems, Inc. [Member]	Common Stock [Member] Ensighta Security, Inc. [Member]	Common Stock [Member] Secure DNA [Member]	Common Stock [Member] Mandiant, Inc. [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Tall Maple Systems, Inc. [Member] USD ($)	Additional Paid-In Capital [Member] Ensighta Security, Inc. [Member] USD ($)	Additional Paid-In Capital [Member] Secure DNA [Member] USD ($)	Additional Paid-In Capital [Member] Mandiant, Inc. [Member] USD ($)	Notes Receivables from Stockholders [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Beginning Balance at Dec. 31, 2010	$ 1,348					$ 5	$ 1					$ 51,671					$ 0	$ (50,329)
Beginning Balance (in shares) at Dec. 31, 2010						59,841,000	9,761,000
Additional issuance cost of Series E convertible preferred stock	(3)											(3)
Issuances of common stock upon stock option exercises (in shares)	816,000						816,000
Issuances of common stock upon stock option exercises	62											62
Issuance of restricted stock (in shares)							1,220,000
Issuance of common stock related to acquisitions	0
Vesting of stock options exercised with notes receivable												144					(144)
Accrued interest for notes receivable from stockholders												7					(7)
Vesting of early exercise of equity awards	9											9
Stock-based compensation	715											715
Net loss and total comprehensive loss	(16,782)																	(16,782)
Ending balance at Dec. 31, 2011	(14,651)					5	1					52,605					(151)	(67,111)
Ending balance (in shares) at Dec. 31, 2011						59,841,000	11,797,000
Issuance of common stock upon stock option exercises with notes receivable (in shares)							4,260,000
Issuances of common stock upon stock option exercises (in shares)	7,472,000						3,212,000
Issuances of common stock upon stock option exercises	716											716
Issuance of restricted stock (in shares)							2,686,000
Issuance of common stock related to acquisitions (in shares)								150,000	423,000
Issuance of common stock related to acquisitions	3,116	816	2,300										816	2,300
Vesting of stock options exercised with notes receivable							1					816					(817)
Accrued interest for notes receivable from stockholders												35					(35)
Net proceeds from issuance of Series F convertible preferred stock (in shares)						4,274,000
Net proceeds from issuance of Series F convertible preferred stock	44,779					1						44,778
Repurchase of unvested restricted common stock (in shares)							(93,000)
Repurchase of unvested restricted common stock	(214)											(214)
Vesting of early exercise of equity awards	557											557
Stock-based compensation	6,843											6,843
Net loss and total comprehensive loss	(35,756)																	(35,756)
Ending balance at Dec. 31, 2012	5,390					6	2					109,252					(1,003)	(102,867)
Ending balance (in shares) at Dec. 31, 2012						64,115,000	22,435,000
Issuance of common stock in connection with initial public offering, net of offering costs (in shares)							17,450,000
Issuance of common stock in connection with initial public offering, net of offering costs	320,979						2					320,977
Conversion of convertible preferred stock to common stock in connection with initial public offering (in shares)						(64,590,000)	74,222,000
Conversion of convertible preferred stock to common stock in connection with initial public offering						(6)	7					(1)
Issuances of common stock upon stock option exercises (in shares)	6,222,000
Conversion of preferred stock warrant to common stock in connection with initial public offering	10,067											10,067
Issuance of common stock related to acquisitions (in shares)										50,000	16,921,000
Issuance of common stock related to acquisitions	791,917			800	791,117						2				800	791,115
Payment of note receivables from stockholder, net of early exercises	1,831											828					1,003
Net proceeds from issuance of Series F convertible preferred stock (in shares)						475,000
Net proceeds from issuance of Series F convertible preferred stock	4,994											4,994
Issuance of common stock for equity awards, net of repurchases (in shares)							6,680,000
Issuance of common stock for equity awards, net of repurchases	2,394						1					2,393
Vesting of early exercise of equity awards	2,307											2,307
Stock-based compensation	28,858											28,858
Net loss and total comprehensive loss	(120,635)																	(120,635)
Ending balance at Dec. 31, 2013	$ 1,048,102					$ 0	$ 14					$ 1,271,590					$ 0	$ (223,502)
Ending balance (in shares) at Dec. 31, 2013						0	137,758,000